Revenue - Schedule of Composition of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Revenue	$ 679	$ 2,110	$ 4,409	$ 2,772
Revenue from contract with customers			4,182	2,772
Total revenue from customers
Disaggregation of Revenue [Line Items]
Revenue	470	2,110
Sale of battery products
Disaggregation of Revenue [Line Items]
Revenue	470	605
Customized design services
Disaggregation of Revenue [Line Items]
Revenue	0	1,505
Revenue from contract with customers			1,836	1,621
Sale of battery products
Disaggregation of Revenue [Line Items]
Revenue from contract with customers			2,346	1,151
Other revenue – government grant
Disaggregation of Revenue [Line Items]
Revenue	$ 209	$ 0
Government Grant [Member]
Disaggregation of Revenue [Line Items]
Revenue			$ 227	$ 0